UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

The Perkins Discovery Fund
SCHEDULE OF INVESTMENTS at December 31, 2007 (unaudited)

Shares		Value
	COMMON STOCKS: 95.5%
	Chemicals: 2.2%
35,000	Landec Corp. *	$469,000

	Communications Equipment: 2.7%
50,000	Globecomm Systems, Inc. *	585,000

	Computers & Peripherals: 1.7%
105,000	Iomega Corp. *	364,350

	Consumer Finance: 1.6%
80,000	Cash Systems, Inc. *	353,600

	Containers & Packaging: 3.4%
100,000	UFP Technologies, Inc. *	735,000

	Electrical Equipment: 1.5%
35,000	Coleman Cable, Inc. *	330,750

	Electronic Equipment & Instruments: 12.9%
110,000	ADDvantage Technologies Group, Inc. *	678,700
130,000	American Technology Corp. *	328,900
175,000	Elixir Gaming Technologies, Inc. *	752,500
200,000	Iteris, Inc. *	782,000
90,000	Wireless Ronin Technologies, Inc. *	261,000
		2,803,100
	Energy Equipment & Services: 2.2%
30,000	Union Drilling, Inc. *	473,100

	Health Care Equipment & Supplies: 11.6%
450,000	American Bio Medica Corp. *	409,500
250,000	Antares Pharma, Inc. *	245,000
150,000	CardioGenesis Corp. *	55,500
300,000	Diomed Holdings, Inc. *	95,970
19,000	Endologix, Inc. *	53,200
35,000	IRIS International, Inc. *	686,700
120,000	MedicalCV, Inc. *	180,000
15,000	Span America Medical Systems, Inc.	169,650
150,000	Uroplasty, Inc. *	630,000
		2,525,520
	Health Care Providers & Services: 8.0%
42,500	Alliance Imaging, Inc. *	408,850
175,000	Health Fitness Corp. *	463,750
75,000	IntegraMed America, Inc. *	862,500
		1,735,100

	Heathcare: Products: 1.8%
80,000	EDAP TMS S.A. - ADR *	385,600

	Help Supply Services: 2.2%
60,000	RCM Technologies, Inc. *	352,800
33,141	Westaff, Inc. *	132,564
		485,364
	Hotels Restaurants & Leisure: 0.6%
50,000	Granite City Food & Brewery Ltd. *	133,000

	Household Products: 1.2%
50,000	Spectrum Brands, Inc. *	266,500

	Insurance: 1.2%
37,500	Brooke Corp.	252,750

	Internet Software & Services: 5.7%
225,000	Commtouch Software Ltd. *	454,500
250,000	I-many, Inc. *	775,000
		1,229,500
	IT Services: 2.5%
100,000	Computer Task Group, Inc. *	553,000

	Leisure Equipment & Products: 1.3%
100,000	Adams Golf, Inc. *	225,000
40,000	Nature Vision, Inc. *	63,200
		288,200
	Machinery: 2.4%
40,000	Titan Machinery, Inc. *	524,000

	Media: 6.6%
400,000	Insignia Systems, Inc. *	1,116,000
45,000	Lakes Entertainment, Inc. *	311,850
		1,427,850
	Metals & Mining: 3.8%
90,000	Midway Gold Corp. *	350,170
150,000	Polymet Mining Corp. *	487,500
		837,670
	Personal Products: 0.8%
150,000	Natural Health Trends Corp. *	181,500

	Pharmaceuticals: 4.2%
200,000	Heska Corp. *	366,000
25,000	Matrixx Initiatives, Inc.	347,750
50,000	Oculus Innovative Sciences Inc. *	205,000
		918,750

	Semiconductor & Semiconductor Equipment: 0.6%
215,000	Mathstar, Inc. *	139,750

	Software: 7.1%
15,000	Ebix, Inc. *	1,085,250
250,000	SoftBrands, Inc. *	450,000
		1,535,250
	Specialty Retail: 3.2%
79,029	Appliance Recycling Centers of America, Inc. *	707,309

	Trading Companies & Distributors: 2.5%
30,000	Rush Enterprises, Inc. - Class A *	545,400

	TOTAL COMMON STOCKS
	(Cost $20,257,850)	20,785,913

	RIGHTS: 0.0%
250	Intelli-check, Inc.	0
	TOTAL RIGHTS
	(Cost $0)	0

	SHORT-TERM INVESTMENTS: 5.2%
	Money Market Investments: 5.2%
58,550	AIM Liquid Assets	58,550
1,065,814	AIM Short-Term Prine-Institutional Class	1,065,814

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,124,364)	1,124,364

	TOTAL INVESTMENTS: 100.7%
	(Cost $21,382,214)	21,910,277
	Liabilities in Excess of Other Assets: (0.7)%	(158,482)
	TOTAL NET ASSETS: 100.0%	$21,751,795

*	Non Income Producing.
ADR	American Depository Receipt.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments	$21,502,096
Gross unrealized appreciation	4,583,983
Gross unrealized depreciation	(4,175,802)
Net unrealized appreciation	$408,181

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 14, 2008

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 29, 2008

* Print the name and title of each signing officer under his or her signature.